7. LONG-TERM LOANS, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Longterm Loans Net Details Abstract
Long-term loans	¥ 360,301	¥ 0
Less: Provision for credit losses	(337,280)	0
Long-term loans, net	¥ 23,021	¥ 0